Condensed Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
DSS holding
Net loss		$ (22,285)		$ (72,513,838)		$ (31,336,615)	$ 23,821,237
Unrealized (loss) gain on cash flow hedges				(1,742,756)		1,608,441	5,816,646
Other comprehensive (loss) income				(1,742,756)		1,608,441	5,816,646
Comprehensive loss				(74,256,594)		(29,728,174)	29,637,883
Less: comprehensive income (loss) attributable to noncontrolling interest				(134,987)		(776,252)	138,103
Comprehensive loss attributable to Diamond S Shipping Inc.				$ (74,121,607)		$ (28,951,922)	$ 29,499,780
Diamond S Shipping
Net loss	$ (27,443,000)	(22,285,000)	$ (36,840,000)		$ (56,341,000)
Unrealized (loss) gain on cash flow hedges	(518,000)	(67,000)	(3,496,000)		1,608,000
Other comprehensive (loss) income	(518,000)	(67,000)	(3,496,000)		1,608,000
Comprehensive loss	(27,961,000)	(22,352,000)	(40,336,000)		(54,733,000)
Less: comprehensive income (loss) attributable to noncontrolling interest	(1,548,000)	(263,000)	(1,416,000)		(1,016,000)
Comprehensive loss attributable to Diamond S Shipping Inc.	$ (26,413,000)	$ (22,089,000)	$ (38,920,000)		$ (53,717,000)